Note 10 Derivatives by type of risk and by product or by type of market (Details) - EUR (€) € in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	[1]	€ 30,933	€ 40,183	€ 32,232
Derivative financial liabilities held for trading	[1]	31,705	41,680	34,066
Interest rate risk [member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading		15,782	26,451	21,004
Derivative financial liabilities held for trading		15,615	26,028	20,378
Notional amount		3,902,760	3,252,066	3,024,794
Interest rate risk [member] | OTC Options [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading		15,774	26,447	21,004
Derivative financial liabilities held for trading		15,610	26,020	20,377
Notional amount		3,884,561	3,233,718	2,997,443
Interest rate risk [member] | Organized market options [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading		8	3	0
Derivative financial liabilities held for trading		5	8	1
Notional amount		18,199	18,348	27,351
Equity instruments risk [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading		2,802	2,626	2,263
Derivative financial liabilities held for trading		4,123	4,143	3,499
Notional amount		72,656	72,176	84,140
Equity instruments risk [Member] | OTC Options [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading		775	584	353
Derivative financial liabilities held for trading		1,930	1,836	1,435
Notional amount		48,695	42,351	40,507
Equity instruments risk [Member] | Organized market options [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading		2,028	2,042	1,910
Derivative financial liabilities held for trading		2,192	2,307	2,065
Notional amount		23,962	29,825	43,633
Foreign exchange and gold risk [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading		12,104	10,952	8,608
Derivative financial liabilities held for trading		11,471	11,216	9,788
Notional amount		533,395	461,898	472,194
Foreign exchange and gold risk [Member] | OTC Options [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading		12,090	10,942	8,571
Derivative financial liabilities held for trading		11,445	11,216	9,782
Notional amount		526,590	457,180	463,662
Foreign exchange and gold risk [Member] | Organized market options [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading		14	10	37
Derivative financial liabilities held for trading		26	0	6
Notional amount		6,805	4,719	8,532
Credit risk [member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading		236	153	353
Derivative financial liabilities held for trading		490	292	397
Notional amount		19,937	23,411	29,077
Credit risk [member] | Credit default swap [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading		236	146	338
Derivative financial liabilities held for trading		254	156	283
Notional amount		18,121	21,529	26,702
Credit risk [member] | Credit spread option [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading		0	0	0
Derivative financial liabilities held for trading		0	0	2
Notional amount		0	0	150
Credit risk [member] | Total return swap [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading		0	7	14
Derivative financial liabilities held for trading		236	136	113
Notional amount		1,815	1,882	2,225
Credit risk [member] | Other [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading		0	0	0
Derivative financial liabilities held for trading		0	0	0
Notional amount		0	0	0
Commodities risk [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading		8	1	4
Derivative financial liabilities held for trading		7	1	4
Notional amount		149	26	64
Derivatives [member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading		30,933	40,183	32,232
Derivative financial liabilities held for trading		31,705	41,680	34,066
Notional amount		4,528,897	3,809,577	3,610,269
Derivatives [member] | Of which OTC credit institutions [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading		21,069	24,432	19,962
Derivative financial liabilities held for trading		22,488	27,244	22,973
Notional amount		1,073,921	958,017	1,000,243
Derivatives [member] | Of which OTC other financial corporations [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading		3,300	8,211	6,028
Derivative financial liabilities held for trading		3,075	8,493	6,089
Notional amount		3,257,382	2,663,978	2,370,988
Derivatives [member] | Of which OTC other [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading		4,514	5,484	4,294
Derivative financial liabilities held for trading		3,919	3,627	2,932
Notional amount		€ 148,629	€ 134,690	€ 159,521

[1]	(*) The variation in 2021 is mainly due to the evolution of interest rate derivatives at BBVA, S.A.